Condensed Consolidating Statement of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries	$ 0	$ 0	$ 0
Loans	1,478,765	1,459,720	1,458,706
Money market investments	51,495	16,428	7,243
Investment securities	191,197	152,011	126,064
Trading account securities	4,487	6,414	11,001
Total interest and dividend income	1,725,944	1,634,573	1,603,014
INTEREST EXPENSE:
Deposits	141,864	127,577	107,533
Short-term borrowings	5,724	7,812	7,512
Interest Expense Long Term Debt	76,392	77,129	78,986
Total interest expense	223,980	212,518	194,031
Net interest income	1,501,964	1,422,055	1,408,983
Provision for loan losses	325,424	170,016	241,478
Net interest income after provision for loan losses	1,176,540	1,252,039	1,167,505
Service charges on deposit accounts	153,709	160,836	160,108
Other service fees	217,267	234,770	236,090
Mortgage banking activities	25,496	56,538	81,802
Net (loss) gain and valuation adjustments on investment securities	334	1,962	141
Other-than-temporary impairment on investment securities	(8,299)	(209)	(14,445)
Trading account profit	(817)	(785)	(4,723)
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	(420)	8,245	542
Adjustments To Indemnity Reserves On Loans Sold	(22,377)	(17,285)	(18,628)
FDIC loss share (expense) income	(10,066)	(207,779)	20,062
Other operating income	64,340	61,643	58,592
Total non-interest income	419,167	297,936	519,541
Operating expenses:
Personnel costs	484,230	487,476	477,519
Net occupancy expenses	89,194	85,653	86,888
Equipment expenses	65,142	62,225	60,110
Other taxes	43,382	42,304	39,797
Professional Fees	292,488	323,043	308,985
Communications	22,466	23,897	25,146
Business promotion	58,445	53,014	52,076
FDIC deposit insurance	26,392	24,512	27,626
Other real estate owned (O R E O) expenses	48,540	47,119	85,568
Other operating expenses	117,539	90,447	95,075
Amortization of intangibles	9,378	12,144	11,019
Goodwill impairment charge	0	3,801	0
Restructuring Costs	0	0	18,412
Total operating expenses	1,257,196	1,255,635	1,288,221
Income (loss) from continuing operations before income tax	338,511	294,340	398,825
Income tax expense	230,830	78,784	(495,172)
Income (loss) before equity in undistributed earnings of subdidiaries	107,681	215,556	893,997
Equity in undistributed earnings (losses) of subsidiaries	0	0	0
Income (loss) from continuing operations	107,681	215,556	893,997
Income from discontinued operations, net of tax	0	1,135	1,347
Equity in undistributed earnings (losses) of discontinued operations		0	0
Net Income	107,681	216,691	895,344
Comprehensive (loss) income, net of tax	77,315	153,291	868,330
Elimination
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries	(211,500)	(102,300)	(41,350)
Loans	(4)	0	(583)
Money market investments	(2,670)	(1,500)	(50)
Investment securities	0	0	0
Trading account securities	0	0	0
Total interest and dividend income	(214,174)	(103,800)	(41,983)
INTEREST EXPENSE:
Deposits	(2,670)	(1,500)	(50)
Short-term borrowings	(4)	0	(583)
Interest Expense Long Term Debt	0	0	0
Total interest expense	(2,674)	(1,500)	(633)
Net interest income	(211,500)	(102,300)	(41,350)
Provision for loan losses	0	0	0
Net interest income after provision for loan losses	(205,545)	(102,300)	(41,350)
Service charges on deposit accounts	0	0	0
Other service fees	(2,806)	(2,572)	(2,476)
Mortgage banking activities	0	0	0
Net (loss) gain and valuation adjustments on investment securities	0	0	0
Other-than-temporary impairment on investment securities	0	0	0
Trading account profit	27	(44)	0
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
FDIC loss share (expense) income	0	0	0
Other operating income	(26)	(53)	(47)
Total non-interest income	(2,805)	(2,669)	(2,523)
Operating expenses:
Personnel costs	0	0	0
Net occupancy expenses	0	0	0
Equipment expenses	0	0	0
Other taxes	0	0	0
Professional Fees	(436)	(413)	(295)
Communications	0	0	0
Business promotion	0	0	0
FDIC deposit insurance	0	0	0
Other real estate owned (O R E O) expenses	0	0	0
Other operating expenses	(2,256)	(2,165)	(2,492)
Amortization of intangibles	0	0	0
Goodwill impairment charge		0
Restructuring Costs			0
Total operating expenses	(2,692)	(2,578)	(2,787)
Income (loss) from continuing operations before income tax	(205,658)	(102,391)	(41,086)
Income tax expense	2,268	(18)	103
Income (loss) before equity in undistributed earnings of subdidiaries	(207,926)	(102,373)	(41,189)
Equity in undistributed earnings (losses) of subsidiaries	223,014	(186,726)	(1,527,159)
Income (loss) from continuing operations		(289,099)	(1,568,348)
Income from discontinued operations, net of tax		0	0
Equity in undistributed earnings (losses) of discontinued operations		(2,270)	(2,694)
Net Income	15,088	(291,369)	(1,571,042)
Comprehensive (loss) income, net of tax	53,532	(215,226)	(1,540,375)
Non Covered Under Loss Sharing Agreements with FDIC
INTEREST EXPENSE:
Provision for loan losses	319,682	171,126	217,458
Non Covered Under Loss Sharing Agreements with FDIC | Elimination
INTEREST EXPENSE:
Provision for loan losses	(5,955)	0	0
Covered Under Loss Sharing Agreements With FDIC Member
INTEREST EXPENSE:
Provision for loan losses	5,742	(1,110)	24,020
Covered Under Loss Sharing Agreements With FDIC Member | Elimination
INTEREST EXPENSE:
Provision for loan losses	0	0	0
Popular, Inc. Holding Co.
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries	211,500	102,300	41,350
Loans	1,056	78	673
Money market investments	2,616	1,399	40
Investment securities	566	664	619
Trading account securities	0	0	0
Total interest and dividend income	215,738	104,441	42,682
INTEREST EXPENSE:
Deposits	0	0	0
Short-term borrowings	0	0	0
Interest Expense Long Term Debt	52,470	52,470	52,470
Total interest expense	52,470	52,470	52,470
Net interest income	163,268	51,971	(9,788)
Provision for loan losses	403	(35)	35
Net interest income after provision for loan losses	162,865	52,006	(9,823)
Service charges on deposit accounts	0	0	0
Other service fees	0	0	0
Mortgage banking activities	0	0	0
Net (loss) gain and valuation adjustments on investment securities	0	1,767	0
Other-than-temporary impairment on investment securities	0	0	0
Trading account profit	266	90	(187)
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
FDIC loss share (expense) income	0	0	0
Other operating income	11,847	12,352	13,710
Total non-interest income	12,113	14,209	13,523
Operating expenses:
Personnel costs	47,561	48,032	49,112
Net occupancy expenses	3,876	3,630	3,591
Equipment expenses	2,925	2,807	2,240
Other taxes	217	187	(822)
Professional Fees	11,766	10,817	11,384
Communications	549	520	519
Business promotion	2,014	2,261	1,868
FDIC deposit insurance	0	0	0
Other real estate owned (O R E O) expenses	42	52	0
Other operating expenses	(70,723)	(72,514)	(69,185)
Amortization of intangibles	0	0	0
Goodwill impairment charge		0
Restructuring Costs			0
Total operating expenses	(1,773)	(4,208)	(1,293)
Income (loss) from continuing operations before income tax	176,751	70,423	4,993
Income tax expense	0	19	(186)
Income (loss) before equity in undistributed earnings of subdidiaries	176,751	70,404	5,179
Equity in undistributed earnings (losses) of subsidiaries	(69,070)	145,152	888,818
Income (loss) from continuing operations	107,681	215,556	893,997
Income from discontinued operations, net of tax		0	0
Equity in undistributed earnings (losses) of discontinued operations	0	1,135	1,347
Net Income	107,681	216,691	895,344
Comprehensive (loss) income, net of tax	77,315	153,291	868,330
Popular, Inc. Holding Co. | Non Covered Under Loss Sharing Agreements with FDIC
INTEREST EXPENSE:
Provision for loan losses	403	(35)	35
Popular, Inc. Holding Co. | Covered Under Loss Sharing Agreements With FDIC Member
INTEREST EXPENSE:
Provision for loan losses	0	0	0
PNA Holding Co.
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries	0	0	0
Loans	0	0	3
Money market investments	54	101	8
Investment securities	322	322	322
Trading account securities	0	0	0
Total interest and dividend income	376	423	333
INTEREST EXPENSE:
Deposits	0	0	0
Short-term borrowings	0	0	502
Interest Expense Long Term Debt	10,767	10,769	10,779
Total interest expense	10,767	10,769	11,281
Net interest income	(10,391)	(10,346)	(10,948)
Provision for loan losses	0	0	0
Net interest income after provision for loan losses	(10,391)	(10,346)	(10,948)
Service charges on deposit accounts	0	0	0
Other service fees	0	0	0
Mortgage banking activities	0	0	0
Net (loss) gain and valuation adjustments on investment securities	0	0	0
Other-than-temporary impairment on investment securities	0	0	0
Trading account profit	0	0	0
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
FDIC loss share (expense) income	0	0	0
Other operating income	921	(2,559)	(244)
Total non-interest income	921	(2,559)	(244)
Operating expenses:
Personnel costs	0	0	0
Net occupancy expenses	0	0	0
Equipment expenses	2	0	0
Other taxes	0	1	0
Professional Fees	(427)	122	504
Communications	0	0	0
Business promotion	0	0	0
FDIC deposit insurance	0	0	0
Other real estate owned (O R E O) expenses	0	0	0
Other operating expenses	51	60	463
Amortization of intangibles	0	0	0
Goodwill impairment charge		0
Restructuring Costs			0
Total operating expenses	(374)	183	967
Income (loss) from continuing operations before income tax	(9,096)	(13,088)	(12,159)
Income tax expense	(8,382)	(4,581)	305
Income (loss) before equity in undistributed earnings of subdidiaries	(714)	(8,507)	(12,464)
Equity in undistributed earnings (losses) of subsidiaries	(153,944)	41,574	638,341
Income (loss) from continuing operations		33,067	625,877
Income from discontinued operations, net of tax		0	0
Equity in undistributed earnings (losses) of discontinued operations		1,135	1,347
Net Income	(154,658)	34,202	627,224
Comprehensive (loss) income, net of tax	(162,195)	20,108	623,433
PNA Holding Co. | Non Covered Under Loss Sharing Agreements with FDIC
INTEREST EXPENSE:
Provision for loan losses	0	0	0
PNA Holding Co. | Covered Under Loss Sharing Agreements With FDIC Member
INTEREST EXPENSE:
Provision for loan losses	0	0	0
All other subsidiaries and eliminations
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries	0	0	0
Loans	1,477,713	1,459,642	1,458,613
Money market investments	51,495	16,428	7,245
Investment securities	190,309	151,025	125,123
Trading account securities	4,487	6,414	11,001
Total interest and dividend income	1,724,004	1,633,509	1,601,982
INTEREST EXPENSE:
Deposits	144,534	129,077	107,583
Short-term borrowings	5,728	7,812	7,593
Interest Expense Long Term Debt	13,155	13,890	15,737
Total interest expense	163,417	150,779	130,913
Net interest income	1,560,587	1,482,730	1,471,069
Provision for loan losses	325,021	170,051	241,443
Net interest income after provision for loan losses	1,229,611	1,312,679	1,229,626
Service charges on deposit accounts	153,709	160,836	160,108
Other service fees	220,073	237,342	238,566
Mortgage banking activities	25,496	56,538	81,802
Net (loss) gain and valuation adjustments on investment securities	334	195	141
Other-than-temporary impairment on investment securities	(8,299)	(209)	(14,445)
Trading account profit	(1,110)	(831)	(4,536)
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	(420)	8,245	542
Adjustments To Indemnity Reserves On Loans Sold	(22,377)	(17,285)	(18,628)
FDIC loss share (expense) income	(10,066)	(207,779)	20,062
Other operating income	51,598	51,903	45,173
Total non-interest income	408,938	288,955	508,785
Operating expenses:
Personnel costs	436,669	439,444	428,407
Net occupancy expenses	85,318	82,023	83,297
Equipment expenses	62,215	59,418	57,870
Other taxes	43,165	42,116	40,619
Professional Fees	281,585	312,517	297,392
Communications	21,917	23,377	24,627
Business promotion	56,431	50,753	50,208
FDIC deposit insurance	26,392	24,512	27,626
Other real estate owned (O R E O) expenses	48,498	47,067	85,568
Other operating expenses	190,467	165,066	166,289
Amortization of intangibles	9,378	12,144	11,019
Goodwill impairment charge		3,801
Restructuring Costs			18,412
Total operating expenses	1,262,035	1,262,238	1,291,334
Income (loss) from continuing operations before income tax	376,514	339,396	447,077
Income tax expense	236,944	83,364	(495,394)
Income (loss) before equity in undistributed earnings of subdidiaries	139,570	256,032	942,471
Equity in undistributed earnings (losses) of subsidiaries	0	0	0
Income (loss) from continuing operations		256,032	942,471
Income from discontinued operations, net of tax		1,135	1,347
Equity in undistributed earnings (losses) of discontinued operations		0	0
Net Income	139,570	257,167	943,818
Comprehensive (loss) income, net of tax	108,663	195,118	916,942
All other subsidiaries and eliminations | Non Covered Under Loss Sharing Agreements with FDIC
INTEREST EXPENSE:
Provision for loan losses	325,234	171,161	217,423
All other subsidiaries and eliminations | Covered Under Loss Sharing Agreements With FDIC Member
INTEREST EXPENSE:
Provision for loan losses	$ 5,742	$ (1,110)	$ 24,020